ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

In August 2021, we added cryptocurrency mining as one of our main businesses. On October 22, 2021, we entered into a business contract with a collective mining service provider to provide computing power to a Bitcoin mining pool from October 2021 to April 2022. However, since May 2022, we have not conducted any business related to Bitcoin mining services.

In July 2022, we added consultation services to our business, providing business consultation services to global corporate clients, such as assisting the clients in developing business in the United States, helping the clients improve operations and compliance, achieving market entry and expansion, as well as introducing and coordinating professional service institutions. Meanwhile, we conducted viability studies about the business models, license requirements and operational costs of online and traditional brokerage services and digital payment business. However, due to resource restraints, we have ceased our development plans in digital payment business, including digital payment services and solution consulting, and applications for the required money transmit licenses since March 2024.

On July 15, 2022, MFH Cayman incorporated Mercurity Fintech Technology Holding Inc. (“MFH Tech”) to develop distributed computing and storage services (mainly Filecoin mining) and consultation services. After the formation of Chaince Securities, Inc. in 2023, MFH Tech has gradually transferred its business consultation services to Chaince Securities, Inc. and is currently concentrating on providing distributed computing and storage services (mainly Filecoin mining).

On December 15, 2022, MFH Cayman entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5,980,000, payable in MFH Cayman’s ordinary shares. The investment was made with an aim to own mining machines capable of gathering, processing, and storing vast amounts of data and to advance the Filecoin mining business. On December 20, 2022, MFH Cayman commenced Filecoin (“FIL”) mining operations. In January 2023, MFH Cayman transferred all of the Web3 decentralized storage infrastructure to MFH Tech, which serves as the operating entity for Filecoin mining and cloud storage services for distributed application product operators.

On April 12, 2023, MFH Cayman completed the incorporation of another U.S. subsidiary, Chaince Securities, Inc., which is developing business consultation services, and investment banking services (such as financial advisory services, as well as mergers or initial public offering underwriting services) independently subject to FINRA’s approval. In May 2023, Chaince Securities, Inc. entered into a Purchase and Sale Agreement for the acquisition of all assets and liabilities of J.V. Delaney & Associates, an investment advisory firm and FINRA licensed broker dealer. In November 2024, Chaince Securities, Inc. received FINRA approval for the acquisition of J.V. Delaney & Associates, which was completed in December 2024 through Chaince Securities, Inc.’s acquisition of Chaince Securities, LLC, previously known as JVDA, LLC. In March 2025, Chaince Securities, LLC successfully received approval for its Continuing Membership Application (“CMA”) from the Financial Industry Regulatory Authority (“FINRA”).

After making the adjustments of our business strategies in the past couple of years, the current focus of our operating subsidiaries are as follows: (i) MFH Tech acting as the operating entity of distributed computing and storage services; and (ii) Chaince Securities, Inc. acting as the operating entity of business consultation services in North America, and with Chaince Securities, LLC focusing on providing investment banking services (such as financial advisory services, as well as mergers or initial public offering underwriting services) in the U.S., and (iii) Ucon and Lianji Future acting as the operating entities of the business consultation services in the Asia-Pacific region.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

As of December 31, 2024, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	July 15, 2022	United States	100%
Chaince Securities, Inc.	April 12, 2023	United States	100%
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited (“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	PRC	100%
Chaince Securities, LLC (formerly known as JVDA, LLC)	November 18, 2024	United States	100%